CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Thousands of Shares of Common Stock Outstanding [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member] USD ($)	TOTAL EQUITY Retained Earnings [Member] USD ($)	TOTAL EQUITY Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	TOTAL EQUITY Non-controlling Interest [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2009	$ 3,095,670		$ 656,193	$ 1,585,431	$ (1,534)	$ 855,580
Beginning Balance, shares at Dec. 31, 2009		72,694
Net (loss) income	(166,635)			(267,287)		100,652
Reclassification of redeemable non-controlling interest in net (income) loss	(798)					(798)	798
Other comprehensive income (loss)	(6,528)				(6,637)	109
Dividends declared	(252,544)			(92,736)		(159,808)	(2,267)
Reinvested dividends (in shares)		2
Reinvested dividends	41		41
Exercise of stock options and other	5,735		5,735
Exercise of stock options, Shares	380	555
Repurchase of Common Stock (note 12)	(40,111)		(10,610)	(29,501)
Repurchase of Common Stock (note 12), Shares		(1,238)
Employee stock option compensation (note 12)	21,325		21,325
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	123,203			123,203
Dilution loss on initiation of majority owned subsidiary	(7,432)			(5,176)		(2,256)	7,432
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	560,082					560,082	35,762
Ending Balance at Dec. 31, 2010	3,332,008		672,684	1,313,934	(8,171)	1,353,561	41,725
Ending Balance, shares at Dec. 31, 2010		72,013
Net (loss) income	(376,421)			(358,616)		(17,805)
Reclassification of redeemable non-controlling interest in net (income) loss	(6,601)					(6,601)	6,601
Other comprehensive income (loss)	(16,678)				(15,732)	(946)
Dividends declared	(295,431)			(93,489)		(201,942)	(10,019)
Reinvested dividends (in shares)		1
Reinvested dividends	9		9
Exercise of stock options and other	5,906		5,906
Exercise of stock options, Shares	363	641
Repurchase of Common Stock (note 12)	(122,195)		(33,944)	(88,251)
Repurchase of Common Stock (note 12), Shares		(3,923)
Employee stock option compensation (note 12)	16,262		16,262
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	124,247			124,247
Sale of 49% interest of OPCO to Teekay Offshore				(94,843)		94,843
Acquisition of Voyageur FPSO unit (note 3a)	144,600					144,600
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	498,088					498,088
Ending Balance at Dec. 31, 2011	3,303,794		660,917	802,982	(23,903)	1,863,798	38,307
Ending Balance, shares at Dec. 31, 2011		68,732
Net (loss) income	(311,116)			(160,180)		(150,936)
Reclassification of redeemable non-controlling interest in net (income) loss	4,520					4,520	(4,520)
Other comprehensive income (loss)	9,475				9,135	340
Dividends declared	(324,888)			(83,305)		(241,583)	(4,972)
Reinvested dividends (in shares)		1
Reinvested dividends	6		6
Exercise of stock options and other	11,617		11,617
Exercise of stock options, Shares	733	971
Repurchase of Common Stock (note 12)	(162,300)
Employee stock option compensation (note 12)	9,393		9,393
Dilution gain (loss) on public offerings and unit/share issuance of Teekay Offshore, Teekay Tankers and Teekay LNG (note 5)	88,727			88,727
Addition of non-controlling interest from share and unit issuances of subsidiaries and other	399,946					399,946
Ending Balance at Dec. 31, 2012	$ 3,191,474		$ 681,933	$ 648,224	$ (14,768)	$ 1,876,085	$ 28,815
Ending Balance, shares at Dec. 31, 2012		69,704